Schedule of Revenue from Operations (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenue	$ 12,601,271	$ 13,836,703
Account Servicing Agreement [Member]
Related Party Transaction [Line Items]
Revenue		3,075,458
Commercial Alliance Agreement [Member]
Related Party Transaction [Line Items]
Revenue	$ 12,601,271	$ 10,761,245